Income Taxes - Tax Effected Operating Loss, Capital Loss, and Tax Credit Carryovers (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Federal
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 7
Federal | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	20 years
Federal | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	15 years
State
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 12
State | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	10 years
State | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	5 years
International
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 70
International | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	3 years
International | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	1 year